One Year Fee Waiver Or Expense Reimbursement [Member] Shareholder Fees	Oct. 31, 2025 USD ($)
Payden Global Low Duration Fund | Payden Global Low Duration Fund (Investor Class)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0